CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Oil sales	$ 51,760	$ 37,304	$ 135,896	$ 114,768	$ 157,024	$ 75,460
Natural gas sales	12,792	7,472	27,730	17,707	26,019	9,247
NGL sales	8,350	4,070	19,773	9,153	14,707	8,133
Total Revenues	72,902	48,846	183,399	141,628	197,750	92,840
Operating Expenses:
Lease operating expenses	15,480	7,493	40,819	18,806	30,628	5,067
Production taxes	6,186	4,874	16,935	12,798	17,035	9,743
Exploration expenses	5,985	1,911	14,735	6,763	18,636	126
Depletion, depreciation, amortization and accretion	46,680	40,880	141,317	100,170	146,547	34,042
Impairment of long lived assets	467		23,350	9,525	15,778	0
Other operating expenses		696	891	2,353	2,353
Acquisition transaction expenses	345		345	6,000	6,000
General and administrative expenses	20,071	8,568	35,189	25,437	37,149	19,598
Total Operating Expenses	95,214	64,422	273,581	181,852	274,126	68,576
Operating Income (Loss)	(22,312)	(15,576)	(90,182)	(40,224)	(76,376)	24,264
Other Income (Expense):
Commodity derivatives gain (loss)	16,225	46,886	(62,424)	38,478	79,932	48,008
Interest expense	(31,216)	(12,682)	(57,914)	(36,350)	(51,030)	(22,454)
Other income	36	22	120	36	210	24
Other Income (Expense)	(14,955)	34,226	(120,218)	2,164	29,112	25,578
Net Income (Loss)	$ (37,267)	$ 18,650	$ (210,400)	$ (38,060)	$ (47,264)	$ 49,842
Income (Loss) per Unit
Basic (in dollars per share)	$ (0.11)	$ 0.07	$ (0.63)	$ (0.14)	$ (0.17)	$ 0.28
Diluted (in dollars per share)	$ (0.11)	$ 0.07	$ (0.63)	$ (0.14)	$ (0.17)	$ 0.26
Weighted Average Units Outstanding
Basic (in shares)	349,014	279,896	332,377	266,844	277,322	180,429
Diluted (in shares)	349,014	286,891	332,377	266,844	277,322	189,938
Pro Forma Information (unaudited):
Net Income (Loss)	$ (37,267)	$ 18,650	$ (210,400)	$ (38,060)	$ (47,264)	$ 49,842
Pro forma net income (loss) per unit
Basic (in dollars per share)	$ (0.07)	$ 0.04	$ (0.39)	$ (0.09)	$ (0.11)
Diluted (in dollars per share)	$ (0.07)	$ 0.04	$ (0.39)	$ (0.09)	$ (0.11)
Weighted average pro forma units outstanding
Basic (in shares)	349,014	279,896	332,377	266,844	277,322
Diluted (in shares)	349,014	286,891	332,377	266,844	277,322
Pro forma
Other Income (Expense):
Net Income (Loss)	$ (23,106)	$ 11,563	$ (130,448)	$ (23,597)	$ (29,304)
Pro Forma Information (unaudited):
Pro forma income (loss)	(37,267)	18,650	(210,400)	(38,060)	(47,264)
Pro forma provision for income tax (expense) benefit	14,161	(7,087)	79,952	14,463	17,960
Net Income (Loss)	$ (23,106)	$ 11,563	$ (130,448)	$ (23,597)	$ (29,304)